SHAREHOLDERS' EQUITY (Tables)	12 Months Ended
Dec. 31, 2019
Share-based Payment Arrangement [Abstract]
Schedule of Shares Capital

a.Composition of share capital of the Company:

	December 31,
	2018		2019
	Authorized	Issued and outstanding	Authorized	Issued and outstanding
	Number of shares

Ordinary shares of NIS 0.01 par value each	250,000,000	36,838,523	250,000,000	38,043,516

Schedule of Share Based Compensation Expense

The total share-based compensation expense related to all of the Company's equity-based awards, recognized for the years ended December 31, 2017, 2018 and 2019 is comprised as follows:

	Year ended December 31,
	2017	2018	2019

Cost of revenues	$2,289	$3,350	$5,690
Research and development	6,110	7,922	10,960
Sales and marketing	8,642	12,708	20,976
General and administrative	8,196	11,984	17,891

Total share-based compensation expense	$25,237	$35,964	$55,517

Schedule of Stock Option Activity

A summary of the activity in options granted to employees for the year ended December 31, 2019 is as follows:

	Amount of options	Weighted average exercise price	Weighted average remaining contractual term (in years)	Aggregate intrinsic value
Balance as of December 31, 2018	1,476,610	$46.40	7.30	$40,968

Granted	87,600	$115.26
Exercised	(618,917)	$39.66
Forfeited	(28,780)	$54.03

Balance as of December 31, 2019	916,513	$57.29	6.96	$54,762

Exercisable as of December 31, 2019	590,891	$51.50	6.32	$38,523

Schedule of Fair Value Assumptions

The following table sets forth the parameters used in computation of the options compensation to employees for the years ended December 31, 2017, 2018 and 2019:

	Year ended December 31,
	2017	2018	2019

Expected volatility	45%-48%	47%-48%	48%
Expected dividends	0%	0%	0%
Expected term (in years)	5.25-6.25	5.00-6.20	5.90-6.10
Risk free rate	1.77%- 2.05%	2.38%- 3.12%	1.49%- 2.49%

Schedule of Options Data

A summary of options data for the years ended December 31, 2017, 2018 and 2019, is as follows:

	Year ended December 31,
	2017	2018	2019

Weighted-average grant date fair value of options granted	$21.81	$28.26	$55.43
Total intrinsic value of the options exercised	$33,614	$53,398	$45,326

Schedule of Outstanding and Exercisable Options

F - 37

CYBERARK SOFTWARE LTD.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

U.S. dollars in thousands (except share and per share data and unless otherwise indicated)

NOTE 12: SHAREHOLDERS' EQUITY (Cont.)

The following tables summarize information about the Company's outstanding and exercisable options granted to employees as of December 31, 2019:

Exercise price	Options outstanding as of December 31, 2019	Weighted average remaining contractual term	Options exercisable as of December 31, 2019	Weighted average remaining contractual term
		(years)		(years)

$1.06 – 14.00	40,055	3.77	40,055	3.77
$37.44 – 47.29	164,875	6.96	85,404	6.61
$47.40 – 51.86	309,557	7.09	211,097	6.85
$52.48 – 64.65	285,726	6.34	241,978	6.03
$64.93 – 131.65	116,300	9.22	12,357	9.15

	916,513	6.96	590,891	6.32

Schedule of RSUs and PSUs Activity

e.A summary of RSUs and PSUs activity for the year ended December 31, 2019 is as follows:

	Amount of RSUs and PSUs	Weighted average grant date fair value

Unvested as of December 31, 2018	1,721,620	$56.15

Granted	918,850	$119.93
Vested	(586,076)	$57.00
Forfeited	(94,750)	$72.85

Unvested as of December 31, 2019	1,959,644	$85.00